Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000226875 | Samsung Electronics8983407
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226875 | MediaTek8983435
Holdings [Line Items]
Percent of Total Investments	3.00%
C000226875 | Yageo8983450
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226875 | Hengli Petrochemical8983332
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226875 | Alibaba Group Holding8983341
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226875 | Ping An Insurance Group of China8983359
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226875 | Hyundai Mobis8983395
Holdings [Line Items]
Percent of Total Investments	2.50%
C000226875 | B3 - Brasil Bolsa Balcao8983302
Holdings [Line Items]
Percent of Total Investments	2.50%
C000226875 | Taiwan Semiconductor Manufacturing8983441
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226875 | XP8983299
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226875 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000226875 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000226875 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000226875 | Macao
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226875 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226875 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000226875 | India
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226875 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000226875 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000226875 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000226875 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000226875 | China
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000226877 | Nidec8983482
Holdings [Line Items]
Percent of Total Investments	5.10%
C000226877 | Kering8983416
Holdings [Line Items]
Percent of Total Investments	4.70%
C000226877 | Samsung Electronics8983487
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226877 | STMicroelectronics8983421
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226877 | Murata Manufacturing8983480
Holdings [Line Items]
Percent of Total Investments	3.00%
C000226877 | Infineon Technologies8983393
Holdings [Line Items]
Percent of Total Investments	3.00%
C000226877 | Nutrien8983363
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226877 | Banco Bilbao Vizcaya Argentaria8983403
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226877 | Las Vegas Sands8983387
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226877 | Nokia8983410
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226877 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226877 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000226877 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226877 | China
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000226877 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226877 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226877 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226877 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226877 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226877 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000226877 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000226877 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243045 | Elevance Health8983527
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243045 | Las Vegas Sands8983568
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243045 | Alaska Air Group8983492
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243045 | Humana8983557
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243045 | Patterson-UTI Energy8983601
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243045 | NXP Semiconductors8983596
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243045 | Micron Technology8983592
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243045 | Unum Group8983619
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243045 | Mohawk Industries8983594
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243045 | Accenture8983489
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000243045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000243045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000243045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%